Property and Equipment	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment

3. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31, 2013	March 31, 2013
Machinery and equipment	$8,387	$8,387
Computer equipment	5,840	5,840
Computer software	12,820	12,820
Office furniture and equipment	850	850

Subtotal	27,897	27,897
Less: accumulated depreciation	(21,479)	(18,238)

Total property and equipment, net	$6,418	$9,659

Depreciation expense for the nine month periods ended December 31, 2013 and 2012 was $3,241 and $3,136, respectively.

During the nine-month period ended December 31, 2012, the Company received no proceeds from disposal of its equipment and recorded loss on disposal of property and equipment of $22,875.

3. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	March 31, 2013	March 31, 2012
Machinery and equipment	$8,387	$50,672
Computer equipment	5,840	5,840
Computer software	12,820	10,660
Office furniture and equipment	850	-

Subtotal	27,897	67,172
Less: accumulated depreciation	(18,238)	(28,735)

Total property and equipment, net	$9,659	$38,437

Depreciation expense for the years ended March 31, 2013 and 2012 was $8,913 and $11,182, respectively.

During the year ended March 31, 2012, the Company received $10,500 proceeds from sale of its equipment and recorded gain on disposal of property and equipment of $4,811. During the year ended March 31, 2013, the Company received $5,000 proceeds from sale of its equipment and recorded loss on disposal of property and equipment of $17,875.